Financial Instruments And Risk Management (Summary Of Unrealized Risk Management Position By Product) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Risk Management Position By Product [Line Items]
Risk Management, asset	$ 590	$ 2,047
Risk Management, liability	15	7
Net Risk Management Asset	575	2,040
Natural Gas [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset	545	2,032
Risk Management, liability	6	7
Net Risk Management Asset	539	2,025
Crude Oil [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset	45
Net Risk Management Asset	45
Power [Member]
Risk Management Position By Product [Line Items]
Risk Management, asset		15
Risk Management, liability	9
Net Risk Management Asset	$ (9)	$ 15